Bank indebtedness (Tables)	12 Months Ended
Mar. 28, 2026
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility
The information concerning the Company’s bank indebtedness is as follows:

	Fiscal Year Ended
	March 28, 2026	March 29, 2025
	(In thousands)
Maximum borrowing outstanding during the year	$78,011	$77,286
Average outstanding balance during the year	$72,311	$69,747
Weighted average interest rate for the year	5.3%	7.3%
Effective interest rate at year-end	5.0%	5.5%